UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  July 21, 2011
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  143,788


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3569   37631  SH       SOLE       NONE     0    0       37631
Abbott Labs              COM            002824100      3283   62382  SH       SOLE       NONE     0    0       62382
Air Prod & Chemical	 COM		009158106      3114   32582  SH	      SOLE	 NONE	  0    0       32582
Apple Computer, Inc	 COM		037833100      2271    6765  SH       SOLE	 NONE	  0    0	6765
Applied Materials Inc    COM            038222105       438   33660  SH       SOLE       NONE     0    0       33660
At&T, Inc.		 COM		00206R102      1975   62876  SH	      SOLE	 NONE	  0    0       62876
Automatic Data Processi  COM            053015103      2542   48261  SH       SOLE       NONE     0    0       48261
Berkshire Hathaway       Class B        084670207      4622   59718  SH       SOLE       NONE     0    0       59718
Branch Bank & Trust	 COM		054937107       636   23685  SH	      SOLE	 NONE	  0    0       23685
Brookfield Asset Mgmt	 COM		112585104      2720   82001  SH	      SOLE	 NONE	  0    0       82001
Caterpillar, Inc.	 COM		149123101	711    6680  SH	      SOLE       NONE     0    0        6680
Cenovus Energy Inc	 COM		15135U109      2038   54119  SH	      SOLE	 NONE	  0    0       54119
Chevron Corp	         COM            166764100      4379   42585  SH       SOLE       NONE     0    0       42585
Cisco Systems Inc	 COM		17275R102      1031   66072  SH	      SOLE       NONE     0    0       66072
Cliffs Natural Resources COM		18683K101	527    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	762   11304  SH	      SOLE	 NONE	  0    0       11304
Corning Inc              COM            219350105      2111  116294  SH       SOLE       NONE     0    0      116294
Cummins Inc		 COM		125009100      1586   15324  SH	      SOLE	 NONE     0    0       15324
CVS Corp		 COM		126650100      3414   90842  SH	      SOLE	 NONE	  0    0       90842
Dominion Resources	 COM		25746U109      1396   28913  SH	      SOLE	 NONE	  0    0       28913
Encana Corp		 COM		292505104      1791   58174  SH	      SOLE	 NONE	  0    0       58174
Exxon Mobil              COM            30231G102      3930   48290  SH       SOLE       NONE     0    0       48290
FEDEX Corp               COM            31428X106      2138   22539  SH       SOLE       NONE     0    0       22539
General Electric         COM            369604103      2658  140923  SH       SOLE       NONE     0    0      140923
General Mills Inc.	 COM		370334104      1731   46498  SH	      SOLE	 NONE	  0    0       46498
Goldman Sachs Group Inc	 COM		38141G104      1712   12863  SH	      SOLE	 NONE	  0    0       12863
Hewlett Packard		 COM		428236103      1078   29605  SH       SOLE       NONE     0    0       29605
IBM			 COM		459200101      6562   38250  SH       SOLE       NONE     0    0       38250
Intel                    COM            458140100      2937  132533  SH       SOLE       NONE     0    0      132533
iShares Lehman Aggregate COM		464287226       600    5624  SH	      SOLE	 NONE	  0    0        5624
iShares Russell 2000 Ind COM		464287655      2805   33871  SH	      SOLE	 NONE	  0    0       33871
iShares Russell Midcap   COM		464287499      5982   54709  SH	      SOLE	 NONE	  0    0       54709
iShares Tr MSCI Emerging COM		464287234      2635   55365  SH	      SOLE	 NONE	  0    0       55365
iShares Trust MSCI EAFE  COM		464287465      1553   25815  SH	      SOLE	 NONE	  0    0       25815
iShares Trust Russell 20 COM		464287630       560    7633  SH       SOLE	 NONE	  0    0        7633
ishares Trust S&P 100	 COM		464287101	505    8602  SH	      SOLE	 NONE	  0    0        8602
J.P. Morgan Chase & Co.  COM            46625H100      3507   85662  SH       SOLE       NONE     0    0       85662
Johnson & Johnson        COM            478160104      3469   52144  SH       SOLE       NONE     0    0       52144
Johnson Controls         COM            478366107      4524  108591  SH       SOLE       NONE     0    0      108591
Kellogg			 COM		487836108      2398   43344  SH	      SOLE	 NONE	  0    0       43344
Kraft Foods		 COM		50075N104      1361   38640  SH	      SOLE	 NONE	  0    0       38640
McDonalds Corp		 COM		580135101      3882   46034  SH	      SOLE	 NONE	  0    0       46034
McKesson HBOC Inc	 COM		58155Q103      2601   31092  SH	      SOLE	 NONE	  0    0       31092
Medtronic		 COM		585055106      1607   41706  SH	      SOLE	 NONE	  0    0       41706
Microsoft Corp           COM            594918104      3070  118075  SH       SOLE       NONE     0    0      118075
Oracle Corp              COM            68389X105      2601   79045  SH       SOLE       NONE     0    0       79045
Pepsico Inc              COM            713448108      4610   65456  SH       SOLE       NONE     0    0       65456
Pitney Bowes Inc	 COM		724479100	339   14750  SH	      SOLE	 NONE	  0    0       14750
Proctor & Gamble         COM            742718109      4531   71273  SH       SOLE       NONE     0    0       71273
Quaterra Resources 	 COM		747952109	 40   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	403    3056  SH	      SOLE	 NONE	  0    0	3056
Schlumberger		 COM		806857108      2197   25428  SH	      SOLE	 NONE     0    0       25428
Staples Inc		 COM		855030102      1663  105269  SH	      SOLE	 NONE	  0    0      105269
State Street Corp	 COM		857477103      1505   33383  SH	      SOLE	 NONE	  0    0       33383
The Travelers Companies  COM		89417E109      1782   30520  SH	      SOLE	 NONE	  0    0       30520
United Parcel Service    Class B        911312106      1425   19539  SH       SOLE       NONE     0    0       19539
US Bancorp Del Com New	 COM		902973304	511   20015  SH	      SOLE	 NONE	  0    0       20015
Vanguard Index Funds	 COM		922908769	370    5413  SH	      SOLE	 NONE	  0    0        5413
Vanguard Info Tech Index COM		92204A702      1129   17828  SH	      SOLE	 NONE	  0    0       17828
Varian Medical Systems   COM            92220P105      4466   63776  SH       SOLE       NONE     0    0       63776
Walgreen Co		 COM		931422109	367    8632  SH	      SOLE	 NONE	  0    0	8632
Wells Fargo              COM            949746101      2489   88691  SH       SOLE       NONE     0    0       88691
Western Union            COM            959802109       988   49347  SH       SOLE       NONE     0    0       49347
Wisdomtree DIEFA Div Fd	 COM		97717W703	242    4830  SH	      SOLE	 NONE	  0    0	4830
Wisdomtree Emerg Mkts Eq COM		97717W315      1337   21928  SH	      SOLE	 NONE     0    0       21928
Wisdomtree Emg Mk Sm Cap COM		97717W281	429    8164  SH	      SOLE	 NONE     0    0        8164
Wisdomtree Midcap Divid	 COM		97717W505	224    4115  SH       SOLE       NONE     0    0        4115
Wisdomtree Midcap Earn	 COM		97717W570	409    6960  SH	      SOLE	 NONE	  0    0	6960
Wisdomtree Smallcap Earn COM		97717W562	273    5000  SH	      SOLE	 NONE	  0    0	5000
Zimmer Holdings Inc      COM            98956P102       737   11657  SH       SOLE       NONE     0    0       11657
